Financial Instruments and Risk Management - Credit and Liquidity Risk (Details) - USD ($)	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Percent of gross accounts receivable over 90 days past due (less than)	1.00%
Allowance for doubtful accounts	$ 4,300,000		$ 3,100,000
Factoring of receivables from facility program
Disclosure of continuing involvement in derecognised financial assets [line items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000	$ 250,000,000.0